Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity
Schedule of composition of the ecopetrol business group's reserves

	2022	2021
Legal reserve	6,407,256	4,737,788
Fiscal and statutory reserves	509,082	509,082
Occasional reserves	1,982,295	5,377,359
	8,898,633	10,624,229

Schedule of balance of movement of the equity reserves

	2022	2021
Opening balance	10,624,229	9,635,136
Release of reserves	(5,886,441)	(5,066,156)
Allocation to reserves	11,068,450	6,055,249
Dividends declared	(6,907,605)	—
Closing balance	8,898,633	10,624,229

Schedule of dividends paid

	2022	2021	2020
Ecopetrol S.A.	11,622,778	696,387	7,369,498
Oleoducto Central S.A. - Ocensa	752,530	682,615	959,949
Interconexión Eléctrica S.A. ESP	572,260	790,532	—
Invercolsa S.A.	179,202	150,333	148,941
Oleoducto de los Llanos Orientales S.A. - ODL	138,939	147,056	166,589
Oleoducto de Colombia S.A. - ODC	91,238	86,594	89,374
Oleoducto Bicentenario de Colombia S.A.S. - OBC	—	217,770	—
Total	13,356,947	2,771,287	8,734,351

Schedule of composition of the other comprehensive results attributable to the shareholders

	2022	2021	2020
Foreign currency translation	28,816,983	17,244,255	11,794,201
Hedge of a net investment in a foreign operation	(9,219,271)	(4,364,466)	(1,494,927)
Actuarial gain on defined benefit plans	(1,331,361)	(517,278)	(2,260,989)
Cash flow hedges for future exports	(2,473,999)	(945,250)	(136,473)
Cash flow hedge with derivative instruments	1,290	(61,502)	43,546
Others	3,077	2,135	1,704
	15,796,719	11,357,894	7,947,062

Schedule of earnings per share

	2022		2021		2020
Profit attributable to Ecopetrol’s shareholders		31,604,781		15,649,143		1,586,677
Weighted average number of outstanding shares		41,116,694,690		41,116,694,690		41,116,694,690
Net basic earnings per share (Colombian pesos)	COP$	768.7	COP$	380.60	COP$	38.59